Financial Instruments - Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 18,508	$ 44,424
Assets Non-current	51,619	69,729
Liabilities Current	9,500	5,595
Liabilities Non-current	1,036	13
Derivatives Not Designated As Hedges
Disclosure Of Financial Assets [Line Items]
Assets Current	1,523	$ 23,584
Assets Non-current	$ 1,720